Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity
13.	STOCKHOLDERS’ EQUITY
The Company is authorized to issue 300,000,000 shares of common stock, par value $0.0001 per share, and 1,000,000 shares of preferred stock, par value $0.0001 per share. As of December 31, 2021, the Company had 155,137,237 and 0 shares of common stock and preferred stock issued and outstanding, respectively.
Class A Common Stock
— Class A common stock has the following rights:
Voting rights:
Each holder of Class A common stock will be entitled to one (1) vote in person or by proxy for each share of the Class A common stock held of record by such holder. The holders of shares of the Class A common stock will not have cumulative voting rights. Except as otherwise required in the Amended Charter or by applicable law, the holders of the Class A common stock vote together as a single class on all matters on which stockholders are generally entitled to vote.
Dividend rights:
Subject to any other provisions of the Amended Charter, each holder of Class A common stock will be entitled to receive, in proportion to the number of shares of the Class A common stock held, such dividends and other distributions in cash, stock or property of the Company when, as and if declared thereon by the Board from time to time out of assets or funds of the Company legally available therefor.
Rights upon liquidation:
In the event of any liquidation, dissolution or winding up (either voluntary or involuntary) of the Company, after payments to creditors of the Company that may at the time be outstanding, and subject to the rights of any holders of the Company preferred stock that may then be outstanding, holders of shares of the Class A common stock will be entitled to receive ratably, in proportion to the number of shares of the Class A common stock held by them, all remaining assets of the Company available for distribution.
Preferred Stock
— The Company has the authority, without stockholder approval, to issue shares of preferred stock from time to time on terms it may determine, to divide shares of preferred stock into one or more class or series and to fix for each such class or series the designations, preferences, privileges, and restrictions of preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preference, and the number of shares constituting any series or the designation of any series to the fullest extent permitted by the Delaware General Corporation Law. The issuance of the Company’s preferred stock could have the effect of decreasing the trading price of the Class A common stock, restricting dividends on the capital stock of the Company, diluting the voting power of the Class A common stock, impairing the liquidation rights of the capital stock of the Company, or delaying or preventing a change in control of the Company. Although the Company does not currently intend to issue any shares of preferred stock, the Company may choose to do so in the future.
As discussed in Note 2, Recapitalization, the Company has retroactively adjusted the preferred shares issued and outstanding prior to August 16, 2021 to give effect to the Exchange Ratio established in the Merger Agreement to determine the number of shares of common stock into which they were converted.
Upon the Closing, all of the outstanding shares of preferred stock were cancelled and exchanged for shares of the surviving Company’s Class A common stock at the Exchange Ratio of 3.7208, the exchange rate established in the Merger Agreement.

	August 16, 2021 (Closing)
	Preferred stock shares	Exchange ratio	Common stock shares
Series A Convertible preferred stock (pre-combination)	9,226,734	3.7208	34,330,838
Series B Convertible preferred stock (pre-combination)	7,156,991	3.7208	26,629,736

Total	16,383,725		60,960,574

The Company is authorized to issue up to 1,000,000 shares of preferred stock, each with a par value of $0.0001 per share. As of December 31, 2021, no shares of preferred stock were issued and outstanding.
Private and Public Warrants
— As of December 31, 2021, the Company had 166,666 Private Placement warrants and 7,666,666 Public warrants outstanding. Each warrant entitles the registered holder to purchase one share of Class A common stock at a price of $11.50 per share.
Tumim Stone Common Stock Purchase Agreement
— On December 8, 2021, the Company entered into a Common Stock Purchase Agreement (the “CSPA”) and a Registration Rights Agreement with Tumim Stone Capital LLC (“Tumim Stone”). Under the terms and subject to the conditions of the CSPA, the Company has the right, but not the obligation, to sell to Tumim Stone, and Tumim Stone is obligated to purchase up to the lesser of (i) $125,000 of the Company’s common stock, and (ii) the Exchange Cap equal 19.99% of the shares of the Company’s common stock outstanding immediately prior to the execution of the CSPA, unless the Company’s stockholders approve the issuance of shares in excess of the Exchange Cap, or the average price of all applicable sales of common stock to Tumim Stone under the CSPA equals or exceeds $4.9485. Upon the satisfaction of various commencement conditions, such as the filing of the registration statement which provides for the resale of such shares pursuant to the Registration Rights Agreement, the Company has sole discretion to initiate such sales of common stock over the period of 36 months commencing December 8, 2021. In all instances, the Company may not sell shares of its common stock to Tumim Stone under the CSPA if doing so would result in Tumim Stone beneficially owning more than 9.99% of its common stock.
The purchase price per share to be purchased by Tumim shall equal the volume-weighted average price for common stock on the applicable purchase date multiplied by 0.9615 (to be adjusted for any reorganization, recapitalization, non-cash
dividend, stock split, reverse stock split, or similar transaction). The maximum number of shares the Company may sell to Tumim Stone on any single business day is the lesser of (i) $20,000 divided by the closing sale price of the common stock on the trading day immediately preceding the purchase date, and (ii) 0.15 multiplied by the average daily trading volume in common stock for the three trading days preceding the purchase date.
In connection with the CSPA, the Company issued Tumim Stone commitment shares in the amount of 302,634 restricted common shares in the Company. At issuance, the 302,634 shares of common stock had a fair value of $1,583 and were recorded to Interest expense and other in the Company’s consolidated statements of operations and comprehensive loss. The Company determined that the right to sell additional shares represents a freestanding put option under ASC 815
Derivatives and Hedging
, and as such, the financial instrument was classified as a derivative asset with a fair value of zero at inception of the CSPA on December 8, 2021.
As of December 31, 2021 the Company had not sold any shares to Tumim Stone under the CSPA nor filed any registration statement which allows for the sale of such shares.